Intangible Assets - Summary of Key Sources of Estimation Uncertainty (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Percentage Of Reduction In EBITDA	0.50%
Percentage of Reduction in Reduction in Net Cash Flow	5.00%
Percentage Increase In Pre Tax Discount Rate	0.50%